As filed with the Securities and Exchange Commission on May 16, 2014

Securities Act File No. 333-15265

Investment Company Act File No. 811-7899

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☒
(Check appropriate box or boxes)

BLACKROCK INDEX FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Index Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Quantitative Master Series LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 16th day of May, 2014.

BLACKROCK INDEX FUNDS, INC.
ON BEHALF OF BLACKROCK INTERNATIONAL INDEX FUND AND BLACKROCK SMALL CAP INDEX FUND

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	May 16, 2014

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 16, 2014

DAVID O. BEIM* David O. Beim	Director

FRANK J. FABOZZI* Frank J. Fabozzi	Director

RONALD W. FORBES* Ronald W. Forbes	Director

DR. MATINA S. HORNER* Dr. Matina S. Horner	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

HERBERT I. LONDON* Herbert I. London	Director

IAN A. MACKINNON* Ian A. MacKinnon	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

TOBY ROSENBLATT* Toby Rosenblatt	Director

2

KENNETH L. URISH* Kenneth L. Urish		Director

FREDERICK W. WINTER* Frederick W. Winter		Director

PAUL L. AUDET* Paul L. Audet		Director

HENRY GABBAY* Henry Gabbay		Director

*By:	/s/ BENJAMIN ARCHIBALD		May 16, 2014
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Quantitative Master Series LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 16, 2014.

QUANTITATIVE MASTER SERIES LLC ON BEHALF OF MASTER INTERNATIONAL INDEX SERIES AND MASTER SMALL CAP INDEX SERIES

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	May 16, 2014

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 16, 2014

DAVID O. BEIM* David O. Beim	Director

FRANK J. FABOZZI* Frank J. Fabozzi	Director

RONALD W. FORBES* Ronald W. Forbes	Director

DR. MATINA S. HORNER* Dr. Matina S. Horner	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

HERBERT I. LONDON* Herbert I. London	Director

IAN A. MACKINNON* Ian A. MacKinnon	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

TOBY ROSENBLATT* Toby Rosenblatt	Director

KENNETH L. URISH* Kenneth L. Urish		Director

FREDERICK W. WINTER* Frederick W. Winter		Director

PAUL L. AUDET* Paul L. Audet		Director

HENRY GABBAY* Henry Gabbay		Director

*By:	/s/ BENJAMIN ARCHIBALD		May 16, 2014
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase